SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund
Summary
Investment Objectives/Goals:
The SteelPath MLP and Infrastructure Debt Fund (the "Fund" or "Infrastructure Debt Fund") seeks to provide investors with current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in "The Fund's
Share Classes" starting on page 74 of this Prospectus and in "Additional
Information Regarding Sales Charges" starting on page 48 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP and Infrastructure Debt Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP and Infrastructure Debt Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.50%
Fee Limitation and/or Expense Reimbursement		(0.60%)	(0.60%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[2]	1.15%	1.90%	0.90%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SteelPath MLP and Infrastructure Debt Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	685	1,025
Class C Shares	291	799
Class I Shares	92	400

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP and Infrastructure Debt Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	685	1,025
Class C Shares	193	707
Class I Shares	92	400

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
The Fund commenced operations on December 30, 2011, accordingly it did not have portfolio turnover during the fiscal year ended November 30, 2011.
Principal Investment Strategies of the Fund:
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal ("Midstream Companies"), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids ("Upstream Companies"), (iii)
processing, treating, and refining of natural gas liquids and crude oil
("Downstream Companies"), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel ("Other Energy Companies"). The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The
Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund's debt investments may include high yield debt securities, commonly referred to as "junk bonds," that are rated BB or lower by Standard & Poor's Ratings Services ("S&P") and/or Ba or lower by
Moody's Investors Service, Inc. ("Moody's") or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund's debt investments also may include exchange traded notes ("ETNs"). In addition, the Fund may invest in U.S.
government securities and short-term debt securities, including money market instruments, overnight and short-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies.
The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds ("ETFs"), make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A
("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"), private investments in public equity ("PIPEs"), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called "greenfield projects." The Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies ("LLCs"), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange ("NYSE") and the rest trade on the NYSE
Amex Equities ("Amex") or NASDAQ Stock Market ("NASDAQ"). MLPs' disclosures are regulated by the Securities and Exchange Commission ("SEC") and MLPs must file
Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do
so. The Fund's borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest.
The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300%
with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets.
The Fund will borrow only if the value of the Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable.
Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the
Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential
MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in
MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.
Principal Risks of Investing in the Fund:
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk. An issuer or guarantor of a debt security may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer's credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk. The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk (Including MLPs). The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund's investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities'
investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

ETNs Risk. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE)
during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the
ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Greenfield Projects Risk. Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The
Fund's investments in greenfield projects may distribute income or be structured as pay-in-kind securities (see "Pay-in-Kind Securities Risks"). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund's investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk. Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.
Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk. The MLPs and energy infrastructure companies in which
Fund invests are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

   o   Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

   o   Extreme weather and environmental hazards could impact the value of energy infrastructure and MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk. The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund's proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange,
ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.
Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.
A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP's affiliate. Securities of MLP I-Shares may trade at a market price below that of the affiliated MLP and may be less liquid than securities of their affiliated MLP.

MLP Risk. Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Pay-In-Kind Securities Risk. Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities.
Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk. PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer's common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90 - 120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk. Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the
Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Regulatory Risk. The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund's tax treatment as RIC or investments in MLPs or other instruments could increase the Fund's expenses or otherwise impact a Fund's ability to implement its investment strategy.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk. The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller's bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities.
The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Restricted Securities Risk. The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code ("Code"), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund's MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than
25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund's MLP investments exceed this 25% limitation, which could occur if the Fund's investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Past Performance:
Performance information is not included because the Fund has not completed a full calendar year of operations.